Intangible assets (Details) $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)
Intangible assets
Less: accumulated amortization and impairment			¥ (1,217,000,000)		¥ (3,543,000,000)
Net book value	$ 1,061		1,906,000,000		6,575,000,000
Amortization of intangible assets	$ 337	¥ 2,089,000,000	315,000,000	¥ 130,000,000
Impairment charge		¥ 0	0	¥ 18,000,000
Non-compete agreements
Intangible assets
Gross carrying amount			1,050,000,000		3,630,000,000
Developed technology and patents
Intangible assets
Gross carrying amount			1,041,000,000		3,331,000,000
Trade names, trademarks and domain names
Intangible assets
Gross carrying amount			768,000,000		2,007,000,000
User base and customer relationships
Intangible assets
Gross carrying amount			¥ 264,000,000		855,000,000
Copyrights and other
Intangible assets
Gross carrying amount					¥ 295,000,000